Financial risk management - Change in debt to credit institutions during the period (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Changes in lease liabilities
Current	€ 204,785	€ 4,344	€ 31,163
Non-current	993,600	335,029	€ 539,854
Liquidity risk | Debt to credit institutions
Changes in lease liabilities
Beginning balance	571,017	205,572
Loan repayment	(23,829)
New loan	661,167	130,000
New loan fees	(11,259)	(499)
New loan interest	2,173
Non cash interest	(884)	4,300
Ending balance	€ 1,198,385	€ 339,373